Matthews Asia Dividend FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.4%
	Shares	Value
China/Hong Kong: 30.8%
Tencent Holdings, Ltd.	352,600	$30,044,906
Alibaba Group Holding, Ltd.	640,300	14,319,744
Yuexiu Transport Infrastructure, Ltd.	18,020,000	10,614,253
Industrial & Commercial Bank of China, Ltd. H Shares	13,946,000	10,269,071
Ping An Insurance Group Co. of China, Ltd. H Shares	1,268,500	8,629,719
Wuliangye Yibin Co., Ltd. A Shares	489,700	8,361,920
AIA Group, Ltd.	764,200	7,324,067
Yum China Holdings, Inc.	168,320	7,224,294
Midea Group Co., Ltd. A Shares	668,741	6,838,632
Hongkong Land Holdings, Ltd.	1,017,700	6,442,041
HKT Trust & HKT, Ltd.	4,283,000	6,332,503
Hong Kong Exchanges & Clearing, Ltd.	105,600	5,994,971
NARI Technology Co., Ltd. A Shares	1,806,568	5,829,504
JD.com, Inc. Class A	330,033	5,782,347
China Tower Corp., Ltd. H Shares[b,c]	3,794,500	5,593,620
Swire Pacific, Ltd. Class A	650,000	5,508,581
Link REIT	1,018,600	5,233,554
China Construction Bank Corp. H Shares	5,216,000	5,003,011
China Merchants Bank Co., Ltd. H Shares	791,000	4,734,116
China Overseas Property Holdings, Ltd.	7,150,000	4,631,187
PetroChina Co., Ltd. H Shares	4,672,000	4,235,476
BYD Co., Ltd. H Shares	291,000	4,113,191
Total China/Hong Kong		173,060,708

Japan: 25.1%
Mitsubishi UFJ Financial Group, Inc.	772,100	12,455,037
Marubeni Corp.	497,000	12,401,252
NEC Corp.	352,700	11,289,605
ITOCHU Corp.	193,400	11,004,150
Sony Group Corp.	379,600	10,912,248
ORIX Corp.	397,700	10,438,030
Tokio Marine Holdings, Inc.	234,500	9,924,780
Shin-Etsu Chemical Co., Ltd.	293,100	9,597,130
Mitsui Fudosan Co., Ltd.	820,600	8,933,139
Kajima Corp.	265,900	7,749,614
Tokyo Electron, Ltd.	42,600	7,551,573
Asahi Group Holdings, Ltd.	625,600	7,500,277
Toyota Motor Corp.	300,700	5,775,384
Hikari Tsushin, Inc.	19,600	5,459,949
Ajinomoto Co., Inc.	181,200	5,194,862
Sawai Group Holdings Co., Ltd.	332,400	4,516,460
Sony Financial Group, Inc.[d]	379,600	420,965
Total Japan		141,124,455

Taiwan: 13.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,426,469	61,962,714
CTBC Financial Holding Co., Ltd.	4,612,000	6,504,394
Delta Electronics, Inc.	198,000	5,577,681
E Ink Holdings, Inc.	318,000	2,526,469
Total Taiwan		76,571,258

South Korea: 11.3%
Samsung Electronics Co., Ltd.	357,448	21,429,125
Hana Financial Group, Inc.	267,715	16,645,167
Korea Investment Holdings Co., Ltd.	71,537	7,398,573
KT&G Corp.	65,174	6,208,357

	Shares	Value
Macquarie Korea Infrastructure Fund	714,182	$5,860,258
SK Telecom Co., Ltd.	144,792	5,612,894
Total South Korea		63,154,374

Australia: 6.4%
Telstra Group, Ltd.	3,246,022	10,348,721
Commonwealth Bank of Australia	90,067	9,946,422
Rio Tinto, Ltd.	72,204	5,824,198
ANZ Group Holdings, Ltd.	264,619	5,810,648
CSL, Ltd.	31,943	4,201,983
Total Australia		36,131,972

India: 5.8%
HDFC Bank, Ltd.	870,682	9,330,843
Power Grid Corp. of India, Ltd.	2,408,629	7,599,081
Bharti Airtel, Ltd.	297,394	6,289,732
Hindustan Unilever, Ltd.	177,692	5,033,038
Tata Consultancy Services, Ltd.	136,569	4,445,229
Total India		32,697,923

Singapore: 3.4%
Singapore Telecommunications, Ltd.	2,211,700	7,070,955
DBS Group Holdings, Ltd.	162,800	6,456,291
United Overseas Bank, Ltd.	200,400	5,381,833
Total Singapore		18,909,079

Indonesia: 1.0%
PT Bank Rakyat Indonesia Persero Tbk	24,395,584	5,717,898
Total Indonesia		5,717,898

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	8,030,800	5,073,515
Total Thailand		5,073,515

Total Investments: 98.4%		552,441,182
(Cost $451,636,801)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%		9,134,879
Net Assets: 100.0%		$561,576,061

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Matthews Asia Dividend FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $5,593,620, which is 1.00% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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